Financial Statement Schedule I - Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive (Loss) / Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net income	¥ 640,831	$ 90,258	¥ 643,009	¥ 212,366
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	15,391	2,168	45,353	(13,958)
Total comprehensive income	656,222	92,426	688,362	198,408
Parent Company
Net income	640,830	90,258	643,959	219,056
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	15,391	2,168	45,353	(13,958)
Total comprehensive income	¥ 656,221	$ 92,426	¥ 689,312	¥ 205,098